Debt (Details Narrative Four) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended
	Oct. 14, 2025	Sep. 05, 2024	Oct. 31, 2024	Dec. 31, 2025	Mar. 31, 2026
CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Shares issued upon conversion of option, value			$ 216,284	$ 165,461
Common Class A [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Share issued		350	278	3,135
Purchase price per share			$ 778.00
Common Class A [Member] | Minimum [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Purchase price per share				$ 54.20
Shares issued upon conversion of option, value				$ 165,000
Common Class A [Member] | Maximum [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Purchase price per share				$ 55.00
CP BF Letter Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, convertible terms	The CP BF Letter Agreement amended the Conversion Price, as defined, to ninety-five percent (95%) of the price of the Class A Common Stock on the trading day immediately preceding delivery of any Conversion Notice, subject to a floor price of $50.00. The CP BF Letter Agreement included an amendment that CP BF shall take commercially reasonable actions to partially convert the balance outstanding under the Note as of the CP BF Letter Agreement date (the “Balance”) into shares of the Company’s Class A Common Stock at the new conversion price. The CP BF Letter Agreement limits the amount of shares that CP BF can sell or convert to five percent (5%) of the aggregate daily trading volume however the Company has the right waive or increase such limitation at its discretion. The CP BF Letter Agreement also stipulates that between the time that the Company pays down at least $2,000,000 against the Balance until the earlier of (a) 60 days following the date of the CP BF Letter Agreement and (b) receipt of $10,000,000 in gross proceeds from the sale of Company securities, the Company will no longer be required to prepay a certain percentage of other proceeds received from securities offerings to CP BF, as stipulated in the Loan Agreement.				The CP BF Letter Agreement amended the Conversion Price, as defined, to ninety-five percent (95%) of the price of the Class A Common Stock on the trading day immediately preceding delivery of any Conversion Notice, subject to a floor price of $50.00. The CP BF Letter Agreement
Monthly installments	$ 2,000,000
Minimum redemption notice period	60 days
Gross proceeds from issuance of shares	$ 10,000,000
Percentage of converted shares register in regulatory authority	100.00%
CP BF Letter Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Monthly installments	$ 2,000,000
CP BF Letter Agreement [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Floor price	$ 0.00
Percentage of aggregate daily trading volume limit to sell or convert amount of shares	5.00%
Percentage of conversion price	120.00%
CP BF Letter Agreement [Member] | Common Class A [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of conversion price	95.00%